Taxation (Details 2)	12 Months Ended
	Dec. 31, 2014 entity	Dec. 31, 2013 entity	Dec. 31, 2012
TAXATION
Number of entities in PRC incurred income tax expenses	7	2
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%
Permanent differences (as a percent)	2.00%	(7.00%)	(4.00%)
Different tax rates in other jurisdictions (as a percent)	(4.00%)	(5.00%)	(9.00%)
Change in valuation allowance (as a percent)	(25.00%)	(14.00%)	(15.00%)
Effective income tax rate (as a percent)	(2.00%)	(1.00%)	(3.00%)